NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2023
NET INCOME PER SHARE
NET INCOME PER SHARE

19.NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	5,781,725	4,024,173	4,285,336
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share	307,265,600	312,589,273	320,749,805
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	14,132,153	9,429,237	7,759,140
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share	321,397,753	322,018,510	328,508,945
Basic net income per share	18.82	12.87	13.36
Diluted net income per share	17.99	12.50	13.04

For the years ended December 31, 2021, 2022, no options or restricted shares were excluded from the calculation of diluted net income per share due to the anti-dilutive effect. For the year ended December 31, 2023, 370,590 options or restricted shares were excluded from the calculation of diluted net income per share due to the anti-dilutive effect.